Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment	(a) Overview of property, plant and equipment, including right-of-use assets

						2023
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 1 January	1,002	466	2,455	177	767	4,867
Differences on exchange	(41)	(25)	(135)	(8)	(43)	(252)
Additions
– right-of-use assets	—	112	—	84	—	196
– separately acquired	—	—	20	—	460	480
Reallocations	69	24	431	—	(524)	—
Depreciation	(34)	(102)	(293)	(77)	—	(506)
Impairment	—	(5)	(131)	(9)	(6)	(151)
Right-of-use assets − reassessments, modifications and terminations	—	(15)	—	(13)	—	(28)
Disposals	(1)	(3)	(5)	—	—	(9)
Net reclassifications as held-for-sale	(14)	—	—	—	—	(14)
31 December
Cost	1,418	895	5,702	375	654	9,044
Accumulated depreciation and impairment	(437)	(443)	(3,360)	(221)		(4,461)
Net book value at 31 December	981	452	2,342	154	654	4,583

						2022
	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m
1 January
Cost	1,421	847	5,750	247	706	8,971
Accumulated depreciation and impairment	(388)	(370)	(3,130)	(130)		(4,018)
Net book value at 1 January	1,033	477	2,620	117	706	4,953
Differences on exchange	68	30	164	9	48	319
Additions
– right-of-use assets	—	117	—	117	—	234
– separately acquired	—	—	32	—	471	503
Reallocations	44	21	374	2	(441)	—
Depreciation	(36)	(112)	(323)	(68)	—	(539)
Impairment	(62)	(39)	(210)	(4)	(4)	(319)
Right-of-use assets − reassessments, modifications and terminations	—	(16)	—	4	—	(12)
Disposals	(4)	(2)	(15)	—	3	(18)
Net reclassifications as held-for-sale	(41)	(10)	(187)	—	(16)	(254)
31 December
Cost	1,475	940	5,962	362	767	9,506
Accumulated depreciation and impairment	(473)	(474)	(3,507)	(185)		(4,639)
Net book value at 31 December	1,002	466	2,455	177	767	4,867

Schedule of Leasehold Land and Property Comprises

	2023 £m	2022 £m
Leasehold land and property comprises
- net book value of long leasehold	18	15
- net book value of short leasehold	434	451
	452	466

Schedule of Leasehold Property Net Book Value Movements

2023
Leasehold property net book value movements for the year ended 31 December 2023	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	152	(10)	(12)	17	147
- Right-of-use properties (IFRS 16)	314	(15)	(95)	101	305
	466	(25)	(107)	118	452

					2022
Leasehold property net book value movements for the year ended 31 December 2022	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements* £m	Net book value at 31 December £m
- Property acquired (IAS 16)	165	11	(41)	17	152
- Right-of-use properties (IFRS 16)	312	19	(110)	93	314
	477	30	(151)	110	466
Note:
*Property acquired (IAS 16 Property, plant and equipment) other net movements for leasehold improvements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas other net movements for right-of-use properties (IFRS 16) relate to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 13(a).
Schedule of Cost of Freehold Land

	2023 £m	2022 £m
Cost of freehold land within freehold property on which no depreciation is provided	238	246